UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-09461

        Nuveen North Carolina Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         8/31/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen North Carolina Dividend Advantage Municipal Fund (NRB)
	August 31, 2009
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations – 15.7% (9.4% of Total Investments)
$ 380	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Duke University, Series	10/11 at 100.00	AA+	$ 389,599
	2001A, 5.125%, 10/01/26
500	North Carolina Capital Facilities Financing Agency, Revenue Bonds, High Point University,	9/11 at 101.00	Ba2	424,745
	Series 2001, 5.125%, 9/01/18
1,430	University of North Carolina System, Pooled Revenue Refunding Bonds, Series 2002A, 5.375%,	10/12 at 100.00	AA	1,544,472
	4/01/17 – AMBAC Insured
1,750	University of North Carolina, Chapel Hill, System Net Revenue Bonds, Series 2001A,	6/11 at 100.00	AA+	1,813,402
	5.000%, 12/01/25
1,000	University of North Carolina, Chapel Hill, System Net Revenue Bonds, Series 2002B,	No Opt. Call	AA+	1,091,500
	5.000%, 12/01/11
5,060	Total Education and Civic Organizations			5,263,718
	Health Care – 19.0% (11.3% of Total Investments)
555	Albemarle Hospital Authority, North Carolina, Health Care Facilities Revenue Bonds, Series	10/17 at 100.00	N/R	394,328
	2007, 5.250%, 10/01/38
250	Johnston Memorial Hospital Authority, North Carolina, Mortgage Revenue Bonds, Johnston	4/18 at 100.00	AAA	254,133
	Memorial Hospital Project, Series 2008, 5.250%, 10/01/36 – FSA Insured
30	New Hanover County, North Carolina, Hospital Revenue Bonds, New Hanover Regional Medical	10/19 at 100.00	AAA	30,364
	Center, Series 2006B, 5.125%, 10/01/31 – FSA Insured
280	North Carolina Medical Care Commission Health Care Facilities Revenue Bonds (WakeMed), Series	10/14 at 100.00	AAA	289,150
	2009A, 5.625%, 10/01/38 – AGC Insured
1,110	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Union Regional	1/12 at 100.00	A	1,135,586
	Medical Center, Series 2002A, 5.250%, 1/01/15
980	North Carolina Medical Care Commission, Healthcare Revenue Bonds, Carolina Medicorp, Series	11/09 at 100.00	A+	980,343
	1996, 5.250%, 5/01/26
1,500	North Carolina Medical Care Commission, Hospital Revenue Bonds, Southeastern Regional Medical	6/12 at 101.00	A	1,480,680
	Center, Series 2002, 5.250%, 6/01/22
500	North Carolina Medical Care Commission, Hospital Revenue Bonds, Wilson Medical Center, Series	11/17 at 100.00	A–	476,900
	2007, 5.000%, 11/01/20
250	North Carolina Medical Care Commission, Revenue Bonds, Blue Ridge Healthcare System, Series	1/15 at 100.00	A+	236,488
	2005, 5.000%, 1/01/33 – FGIC Insured
150	Northern Hospital District of Surry County, North Carolina, Health Care Facilities Revenue	4/18 at 100.00	BBB	133,556
	Bonds, Series 2008, 6.250%, 10/01/38
950	The Charlotte-Mecklenberg Hospital Authority, North Carolina, Doing Business as Carolinas	1/18 at 100.00	AA–	935,247
	HealthCare System, Health Care Refunding Revenue Bonds, Series 2008A, 5.000%, 1/15/47
6,555	Total Health Care			6,346,775
	Housing/Single Family – 4.7% (2.8% of Total Investments)
400	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement,	7/10 at 100.00	AA	400,000
	Series 10A, 5.400%, 7/01/32 – AMBAC Insured (Alternative Minimum Tax)
650	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement,	1/10 at 100.00	AA	650,091
	Series 5A, 5.625%, 7/01/30 (Alternative Minimum Tax)
250	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 2007-29A, 4.800%,	1/17 at 100.00	AA	228,880
	7/01/33 (Alternative Minimum Tax)
330	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 25-A, 4.900%,	7/16 at 100.00	AA	302,673
	7/01/37 (Alternative Minimum Tax)
1,630	Total Housing/Single Family			1,581,644

	Long-Term Care – 2.3% (1.4% of Total Investments)
300	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Presbyterian	10/16 at 100.00	N/R	268,959
	Homes, Series 2006B, 5.200%, 10/01/21
200	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Presbyterian	10/16 at 100.00	N/R	169,716
	Homes, Series 2006, 5.400%, 10/01/27
150	North Carolina Medical Care Commission, Revenue Bonds, Pines at Davidson, Series 2006A,	1/16 at 100.00	N/R	126,942
	5.000%, 1/01/36
250	North Carolina Medical Care Commission, Revenue Bonds, United Church Homes and Services,	9/15 at 100.00	N/R	220,618
	Series 2005A, 5.250%, 9/01/21
900	Total Long-Term Care			786,235
	Materials – 0.9% (0.6% of Total Investments)
400	Columbus County Industrial Facilities and Pollution Control Financing Authority, North	3/17 at 100.00	BBB	312,276
	Carolina, Environmental Improvement Revenue Bonds, International Paper Company Project, Series
	2007A, 4.625%, 3/01/27
	Tax Obligation/General – 9.9% (5.9% of Total Investments)
1,000	Durham, North Carolina, General Obligation Bonds, Series 2007, 5.000%, 4/01/21	4/17 at 100.00	AAA	1,122,690
	North Carolina, General Obligation Bonds, Series 2004A:
1,000	5.000%, 3/01/18	3/14 at 100.00	AAA	1,100,940
1,000	5.000%, 3/01/22	3/14 at 100.00	AAA	1,074,010
3,000	Total Tax Obligation/General			3,297,640
	Tax Obligation/Limited – 27.0% (16.1% of Total Investments)
1,400	Charlotte, North Carolina, Certificates of Participation, Governmental Facilities Projects,	6/13 at 100.00	AA+	1,456,924
	Series 2003G, 5.375%, 6/01/26 (UB)
200	Charlotte, North Carolina, Certificates of Participation, Nascar Hall of Fame, Series 2009C,	6/19 at 100.00	AA+	202,760
	5.000%, 6/01/39
305	Charlotte, North Carolina, Certificates of Participation, Transit Projects Phase 2, Series	6/18 at 100.00	AA+	310,167
	2008A, 5.000%, 6/01/33
160	Craven County, North Carolina, Certificates of Participation, Series 2007, 5.000%, 6/01/23 –	6/17 at 100.00	AA–	168,707
	NPFG Insured
1,870	Dare County, North Carolina, Certificates of Participation, Series 2002, 5.250%, 6/01/15 –	12/12 at 100.00	AA–	2,054,175
	AMBAC Insured
1,250	Davidson County, North Carolina, Certificates of Participation, Series 2004, 5.250%, 6/01/21 –	6/14 at 100.00	A+	1,293,438
	AMBAC Insured
1,390	Durham, North Carolina, Certificates of Participation, Series 2005B, 5.000%, 6/01/25	6/15 at 100.00	AA+	1,442,306
50	Harnett County, North Carolina, Certificates of Participation, Series 2009, 5.000%, 6/01/28 –	6/19 at 100.00	AAA	52,234
	AGC Insured
470	Raleigh, North Carolina, Certificates of Participation, Downtown Improvement Project, Series	6/14 at 100.00	AA+	501,363
	2004B, 5.000%, 6/01/20
170	Raleigh, North Carolina, Certificates of Participation, Series 2007, 5.000%, 2/01/27	2/17 at 100.00	AA+	179,250
150	Rutherford County, North Carolina, Certificates of Participation, Series 2007, 5.000%,	12/17 at 100.00	AAA	157,431
	12/01/27 – FSA Insured
700	Sampson County, North Carolina, Certificates of Participation, Series 2006,	6/17 at 100.00	AAA	708,470
	5.000%, 6/01/34 – FSA Insured (UB)
250	Wilmington, North Carolina, Certificates of Participation, Series 2008A, 5.000%, 6/01/29	6/18 at 100.00	AA	261,150
250	Wilson County, North Carolina, Certificates of Participation, School Facilities Project,	4/17 at 100.00	A2	254,410
	Series 2007, 5.000%, 4/01/25 – AMBAC Insured
8,615	Total Tax Obligation/Limited			9,042,785
	Transportation – 7.8% (4.6% of Total Investments)
250	North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Revenue Bonds,	1/19 at 100.00	AAA	260,045
	Series 2009A, 5.750%, 1/01/39 – AGC Insured
2,170	North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Revenue Bonds,	No Opt. Call	AAA	446,933
	Series 2009B, 0.000%, 1/01/34 – AGC Insured
300	Piedmont Triad Airport Authority, North Carolina, Airport Revenue Bonds, Series 2005A, 5.000%,	7/15 at 100.00	A2	313,866
	7/01/20 – SYNCORA GTY Insured
1,530	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Series 2001A, 5.250%,	5/11 at 101.00	Aa3	1,577,660
	11/01/18 – FGIC Insured
4,250	Total Transportation			2,598,504

	U.S. Guaranteed – 14.2% (8.5% of Total Investments) (4)
1,000	Broad River Water Authority, North Carolina, Water System Revenue Bonds, Series 2000, 5.375%,	6/10 at 101.00	Baa1 (4)	1,046,360
	6/01/26 (Pre-refunded 6/01/10) – MBIA Insured
100	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds, DBA	1/15 at 100.00	AAA	115,168
	Carolinas Healthcare System, Series 2005A, 5.000%, 1/15/45 (Pre-refunded 1/15/15)
500	Greensboro, North Carolina, Combined Enterprise System Revenue Bonds, Series 2001A, 5.125%,	6/11 at 101.00	AAA	542,900
	6/01/21 (Pre-refunded 6/01/11)
620	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Duke University, Series	10/11 at 100.00	AAA	675,087
	2001A, 5.125%, 10/01/26 (Pre-refunded 10/01/11)
800	North Carolina Medical Care Commission, Health System Revenue Bonds, Mission St. Joseph’s	10/11 at 101.00	AA (4)	880,480
	Health System, Series 2001, 5.250%, 10/01/31 (Pre-refunded 10/01/11)
300	North Carolina Medical Care Commission, Revenue Bonds, Northeast Medical Center, Series 2004,	11/14 at 100.00	Aa3 (4)	345,888
	5.000%, 11/01/24 (Pre-refunded 11/01/14)
1,020	University of North Carolina System, Pooled Revenue Refunding Bonds, Series 2002A, 5.375%,	10/12 at 100.00	N/R (4)	1,150,009
	4/01/17 (Pre-refunded 10/01/12) – AMBAC Insured
4,340	Total U.S. Guaranteed			4,755,892
	Utilities – 21.5% (12.8% of Total Investments)
	Greenville, North Carolina, Combined Enterprise System Revenue Bonds, Series 2001:
1,000	5.250%, 9/01/20 – FSA Insured	9/11 at 101.00	AAA	1,065,390
500	5.250%, 9/01/21 – FSA Insured	9/11 at 101.00	AAA	525,195
500	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2005,	1/16 at 100.00	A–	516,540
	5.250%, 1/01/20 – AMBAC Insured
2,500	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series	1/10 at 100.00	Baa1	2,502,673
	1993B, 5.500%, 1/01/17 – FGIC Insured
1,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series	1/10 at 101.00	BBB+	1,021,360
	1999B, 5.650%, 1/01/16
1,500	Wake County Industrial Facilities and Pollution Control Financing Authority, North Carolina,	2/12 at 101.00	A1	1,559,235
	Revenue Refunding Bonds, Carolina Power and Light Company, Series 2002, 5.375%, 2/01/17
7,000	Total Utilities			7,190,393
	Water and Sewer – 44.4% (26.6% of Total Investments)
100	Brunswick County, North Carolina, Enterprise System Revenue Bonds, Series 2008A, 5.000%,	4/18 at 100.00	AAA	102,592
	4/01/31 – FSA Insured
505	Cape Fear Public Utility Authority, North Carolina, Water & Sewer System Revenue Bonds,	8/18 at 100.00	AA	522,609
	Series 2008, 5.000%, 8/01/35
2,250	Charlotte, North Carolina, Water and Sewerage System Revenue Bonds, Series 2001,	6/11 at 101.00	AAA	2,323,417
	5.125%, 6/01/26
1,000	Charlotte, North Carolina, Water and Sewerage System Revenue Bonds, Series 2008,	7/18 at 100.00	AAA	1,044,210
	5.000%, 7/01/38
500	Greensboro, North Carolina, Combined Enterprise System Revenue Bonds, Series 2005A,	6/15 at 100.00	AAA	530,330
	5.000%, 6/01/25
700	Oak Island, North Carolina, Enterprise System Revenue Bonds, Series 2009A, 6.000%, 6/01/34 –	6/19 at 100.00	AAA	743,442
	AGC Insured
400	Onslow County, North Carolina, Combined Enterprise System Revenue Bonds, Series 2004B, 5.000%,	6/14 at 100.00	A	412,059
	6/01/23 – SYNCORA GTY Insured
	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Series 2006A:
4,440	5.000%, 3/01/31 (UB)	3/16 at 100.00	AAA	4,653,076
3,000	5.000%, 3/01/36 (UB)	3/16 at 100.00	AAA	3,105,960
5	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Series 2006A, Residuals	3/16 at 100.00	AAA	5,530
	Series II-R-645-2, 13.564%, 3/01/36 (IF)
1,385	Winston-Salem, North Carolina, Water and Sewer System Revenue Bonds, Series 2007A,	6/17 at 100.00	AAA	1,435,289
	5.000%, 6/01/37 (UB)
14,285	Total Water and Sewer			14,878,514
$ 56,035	Total Investments (cost $54,815,282) – 167.4%			56,054,376
	Floating Rate Obligations – (21.4)%			(7,160,000)
	Other Assets Less Liabilities – 2.0%			663,969
	Preferred Shares, at Liquidation Value – (48.0)% (5)			(16,075,000)
	Net Assets Applicable to Common Shares – 100%			$ 33,483,345

Fair Value Measurements
In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:
Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of
August 31, 2009:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$56,054,376	$ —	$56,054,376

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to Statement of Financial
Accounting Standards No. 140 (SFAS No. 140), if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of
Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
At August 31, 2009, the cost of investments was $47,634,386.
Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2009, were as follows:

Gross unrealized:
Appreciation	$1,812,463
Depreciation	(552,584)
Net unrealized appreciation (depreciation) of investments	$1,259,879

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc.
(“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Preferred Shares, at Liquidation Value as a percentage of Total Investments is 28.7%.
N/R	Not rated.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen North Carolina Dividend Advantage Municipal Fund

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                  Kevin J. McCarthy
                                                  Vice President and Secretary

Date         October 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                 Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         October 30, 2009

By (Signature and Title)         /s/ Stephen D. Foy
                                                 Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        October 30, 2009